May 24, 2010

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C.  20549

RE:	Sit Mutual Funds:	Series ID:	Class ID:
	Sit U.S. Government Securities Fund, Inc.	S000011654	C000032004
Sit Mutual Funds II, Inc.
	Sit Tax-Free Income Fund	S000003467	C000009601
	Sit Minnesota Tax-Free Income Fund	S000003468	C000009602

Ladies and Gentlemen:

On behalf of the above-referenced Sit Mutual Funds (each, a "Registrant" and, collectively, the “Registrants”), in connection with the registration of each Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the registration of each Registrant’s shares of common stocks under the Securities Act of 1933 (the “1933 Act”), I herewith enclose and file, on behalf of each Registrant, a Post-Effective Amendment to each such Registrant's Registration Statement on Form N-1A.

The enclosed Post-Effective Amendment for each Registrant is being filed pursuant to Rule 485(a) under the 1933 Act to become effective on August 1, 2010.

The enclosed Registration Statements represent Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Sit U.S. Government Securities Fund, Inc., and Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Sit Mutual Funds II, Inc.  The Registration Statement for each Registrant includes a combined Part A, Part B and Part C covering disclosures for each Registrant.

The purpose of the enclosed Amendments is to file material changes in connection with the “summary prospectus” rule and related amendments to Form N-1A and to file annually updated information and financial highlights as of the March 31, 2010 fiscal year end and other appropriate non-material changes.

A Post-Effective Amendment pursuant to Rule 485(b) will be filed prior to the August 1, 2010 effective date in order to address any comments from the SEC Examiner regarding the enclosed filing, and to include June 30, 2010 returns and assets under management in the Prospectus, and update the disclosure in both the Prospectus and the Statement of Additional Information regarding Minnesota’s fiscal situation as it affects the Minnesota Tax-Free Income Fund.

Please direct any questions or comments on the enclosed filings to my attention.  I can be reached directly at 612-359-2536.  Thank you.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:	Eric Berglund, KPMG LLP Michael Radmer, Dorsey & Whitney LLP